Schedule of Effective Income Tax Rate (Details) - HCYC Group Company Limited [Member]	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Statutory HK income tax rate	8.25%	8.25%	8.25%	8.25%
Effect of rate differential	(6.34%)	6.06%		0.09%
Effect of tax relief	0.06%	0.89%	(0.91%)	(0.54%)
Effect of non-deductible items	(0.11%)	0.13%	0.17%	(0.13%)
Effect of change in valuation allowance		(1.80%)	(6.74%)	24.15%
others			66.39%
Effective tax rate (Unaudited)	1.86%	13.53%	67.16%	31.82%